Borrowings - Loan Facilities Navios Holdings (Details) $ in Thousands	3 Months Ended	5 Months Ended	10 Months Ended			12 Months Ended
	Mar. 31, 2020 USD ($)	May 31, 2017 USD ($)	Nov. 03, 2017 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2010 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2010
Debt Instrument [Line Items]
Amount outstanding						$ 1,581,756	$ 1,843,912
Gain/ (Loss) on bond and debt extinguishment						47,430	6,464	$ (981)
(Repayment of)/proceeds from loan payable to affiliate company						(13,420)	0	(55,132)
Proceeds from long-term loans						129,022	56,919	$ 125,495
Accrued interest						35,926	40,903
Navios Holdings
Debt Instrument [Line Items]
Amount outstanding						1,061,397	1,083,139
Proceeds from long-term loans						4,000
Navios Containers
Debt Instrument [Line Items]
Proceeds from long-term loans						$ 123,171
2024 Notes
Debt Instrument [Line Items]
Redemption price percentage						100.00%
Secured debt
Debt Instrument [Line Items]
Repayments Of Secured Debt						$ 59,194
Two Navios Holdings' credit facilities
Debt Instrument [Line Items]
Repayments Of Secured Debt						$ 31,228
NSM Loan
Debt Instrument [Line Items]
Issuance date/Date of agreement						Aug. 29, 2019
Amount outstanding						$ 130,538	0
Face amount at issuance date						141,795
Repayment of loan payable to affiliate companies						13,420
Accrued interest						2,163
One Navios Logistics' credit facilities
Debt Instrument [Line Items]
Repayments Of Secured Debt						3,390
Two Navios Containers' credit facilities
Debt Instrument [Line Items]
Repayments Of Secured Debt						$ 53,075
Series H Depositary Shares | 2024 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement						Mar. 21, 2019
Face amount at issuance date						$ 4,747
Fixed interest rate						9.75%
Number of shares repurchased | shares						10,930
Series G Depositary Shares | 2024 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement						Apr. 21, 2019
Face amount at issuance date						$ 3,879
Fixed interest rate						9.75%
Number of shares repurchased | shares						8,841
Loan Facility Credit Agricole ($40,000) to partially finance the construction of one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date						Sep. 30, 2010
Maximum borrowing capacity						$ 40,000
Number of vessels partially financed						1
Interest rate description						LIBOR plus 275 basis points
Loan margin percentage						2.75%
Amount outstanding							0
Maturity date						Aug. 31, 2021
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel
Debt Instrument [Line Items]
Line of credit facility issuance date						Aug. 31, 2011
Maximum borrowing capacity						$ 23,000
Number of vessels partially financed						1
Interest rate description						LIBOR plus 275 basis points
Loan margin percentage						2.75%
Number of repayment installments						5
Repayment frequency						semi-annual
Repayment installment						$ 750
Balloon payment on the last repayment date						8,850
Amount outstanding						$ 12,600	12,031
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 31, 2011
Maximum borrowing capacity						$ 23,000
Number of vessels partially financed						1
Interest rate description						LIBOR plus 325 basis points
Loan margin percentage						3.25%
Number of repayment installments						5
Repayment frequency						semi-annual
Repayment installment						$ 750
Balloon payment on the last repayment date						9,150
Amount outstanding						$ 12,900	12,350
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 20, 2013
Maximum borrowing capacity						$ 22,500
Number of loan tranches						2
Number of vessels financed						2
Interest rate description						LIBOR plus 300 basis points
Loan margin percentage						3.00%
Amount outstanding							0
Maturity date						Aug. 31, 2021
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013
Debt Instrument [Line Items]
Line of credit facility issuance date						Feb. 14, 2018
Maximum borrowing capacity						$ 28,745
Number of loan tranches						3
Interest rate description						LIBOR plus 280 basis points
Loan margin percentage						2.80%
Amount outstanding						$ 0	26,415
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | Tranche A
Debt Instrument [Line Items]
Amount drawn down							15,245
Number of repayment installments						6
Repayment frequency						semi-annual
Repayment installment						$ 1,205
Balloon payment on the last repayment date						$ 6,810
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | Tranche B
Debt Instrument [Line Items]
Amount drawn down							6,750
Number of repayment installments						6
Repayment frequency						semi-annual
Repayment installment						$ 563
Balloon payment on the last repayment date						$ 2,813
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | New Tranche June 2014
Debt Instrument [Line Items]
Amount drawn down							6,750
Number of repayment installments						6
Repayment frequency						semi-annual
Repayment installment						$ 563
Balloon payment on the last repayment date						$ 2,813
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels
Debt Instrument [Line Items]
Line of credit facility issuance date						Jun. 30, 2009
Maximum borrowing capacity						$ 240,000
Number of loan tranches						4
Number of vessels financed						3
Number of vessels partially financed						1
Number of the cancellated tranches										2
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 60,000
Repayment of debt					$ 53,600
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity						60,000
Repayment of debt					$ 54,500
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels | Tranche C
Debt Instrument [Line Items]
Maximum borrowing capacity						60,000
Amount outstanding				$ 15,319
Repayment of debt				13,802
Gain/ (Loss) on bond and debt extinguishment				$ 1,517
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels | Tranche D
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 60,000
Amount outstanding		$ 17,322
Repayment of debt		15,607
Gain/ (Loss) on bond and debt extinguishment		$ 1,715
Hamburg Commercial Bank AG ($15,300) to partially refinance the 4th tranche of the Commerzbank facility
Debt Instrument [Line Items]
Line of credit facility issuance date						May 23, 2017
Maximum borrowing capacity						$ 15,300
Interest rate description						LIBOR plus 300 basis points
Loan margin percentage						3.00%
Number of repayment installments						7
Repayment frequency						quarterly
Repayment installment						$ 383
Balloon payment on the last repayment date						8,798
Amount outstanding						$ 11,475	13,005
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit facility issuance date						Mar. 23, 2012
Maximum borrowing capacity						$ 42,000
Number of loan tranches						2
Interest rate description						LIBOR plus 293 basis points
Loan margin percentage						2.93%
Amount outstanding						$ 41,073	45,741
Maturity date						Jun. 30, 2021
Loan Facility DVB Bank SE ($72,000) | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 26,000
Number of vessels financed						1
Number of repayment installments						6
Repayment frequency						quarterly
Repayment installment						$ 363
Balloon payment on the last repayment date						10,098
Loan Facility DVB Bank SE ($72,000) | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 16,000
Number of vessels financed						1
Number of repayment installments						6
Repayment frequency						quarterly
Repayment installment						$ 268
Balloon payment on the last repayment date						$ 3,968
Loan Facility DVB Bank SE ($72,000) | New Tranche June 2014
Debt Instrument [Line Items]
Line of credit facility issuance date						Jun. 27, 2014
Maximum borrowing capacity						$ 30,000
Number of vessels financed						1
Number of repayment installments						6
Repayment frequency						quarterly
Repayment installment						$ 469
Balloon payment on the last repayment date						$ 20,411
Loan Facility DVB Bank SE ($40,000) to finance the acquisition of four Panamax vessels
Debt Instrument [Line Items]
Line of credit facility issuance date						Sep. 30, 2013
Maximum borrowing capacity						$ 40,000
Number of vessels financed						4
Interest rate description						LIBOR plus 325 basis points
Loan margin percentage						3.25%
Number of repayment installments						7
Repayment frequency						quarterly
Repayment installment						$ 444
Balloon payment on the last repayment date						2,445
Amount outstanding						$ 5,556	15,333
Maturity date						Sep. 30, 2021
Repayment of debt	$ 5,556
Debt instrument collateral						1 newbuilding Panamax and 1 newbuilding Capesize vessel
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date						Jan. 31, 2016
Maximum borrowing capacity						$ 41,000
Number of loan tranches						2
Number of vessels financed						2
Interest rate description						LIBOR plus 255 basis points
Loan margin percentage						2.55%
Amount drawn down									$ 39,900
Repayment of debt							31,769
Alpha Bank A.E. ($31,000) to finance part of the acquisition of a Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date						Nov. 06, 2014
Maximum borrowing capacity						$ 31,000
Number of vessels partially financed						1
Interest rate description						LIBOR plus 300 basis points
Loan margin percentage						3.00%
Number of repayment installments						12
Repayment frequency						quarterly
Repayment installment						$ 450
Balloon payment on the last repayment date						16,600
Amount outstanding						$ 22,000	23,800
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date						Nov. 03, 2016
Maximum borrowing capacity						$ 16,125
Number of vessels financed						1
Interest rate description						LIBOR plus 300 basis points
Loan margin percentage						3.00%
Number of repayment installments						12
Repayment frequency						quarterly
Repayment installment						$ 275
Balloon payment on the last repayment date						10,725
Amount outstanding						$ 14,025	$ 15,125
Navios Acquisition Loan
Debt Instrument [Line Items]
Line of credit facility issuance date						Sep. 19, 2016
Maximum borrowing capacity						$ 70,000
(Repayment of)/proceeds from loan payable to affiliate company			$ (55,132)						$ 50,000
Accrued interest			$ 5,132